Forward Purchase Agreements (“FPA”)	12 Months Ended
Dec. 31, 2023
Forward Purchase Agreements
Forward Purchase Agreements (“FPA”)

24. Forward Purchase Agreements (“FPA”)

On July 27, 2023, the Company, ESGL entered into an agreement (“Forward Purchase Agreement”) with Vellar Opportunities Fund Master, Ltd. (“Vellar”) for an OTC Equity Prepaid Forward Transaction. On the same date as the execution of the Forward Purchase Agreement, Vellar assigned and novated 50% of its rights and obligations under the Forward Purchase Agreement to ACM ARRT K LLC (“ARRT”, together with Vellar, the “Sellers”). Following the assignment and novation, the rights and obligations of each Seller under its Forward Purchase Agreement were and are separate and distinct from the those of the other Seller, with each Seller acting independently of the other, without reference to or knowledge of the other Seller’s actions or inactions.

The primary purpose of entering into the Forward Purchase Agreement was to provide cash to ESGL following the closing of the Business Combination (the “Closing”). For purposes of the Forward Purchase Agreement, ESGL is referred to as the “Counterparty”.

Pursuant to the terms of the Forward Purchase Agreement, each Seller intended, but was not obligated, to purchase up to 2,200,000 shares (the “Maximum Number of Shares”) of Company Class A common stock, or 4,400,000 in total. The Sellers made their purchases after the expiration of the redemption deadline for holders to redeem shares in connection with the Business Combination, in brokered transactions in the open market, typically from holders that had elected to redeem their shares. In aggregate, Vellar purchased 931,915 shares, and ARRT 500,000 shares of the Company’s Class A common stock (the “Recycled Shares”). In connection with these purchases, the Sellers revoked any redemption elections.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

24. Forward Purchase Agreements (“FPA”) (continued)

The Forward Purchase Agreement provides that each Seller be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to the product of (i) the number of Recycled Shares set forth in a Pricing Date Notice delivered by that Seller and (ii) the redemption price paid by the Company at Closing to holders of its common stock who exercised their redemption rights in connection with the Business Combination (the “Initial Price”). Following the Closing, the Prepayment Amounts of $10,141,403.28 was paid to Vellar and $5,427,750.00 paid to ARRT directly from the GUCC’s trust account maintained by Continental Stock Transfer and Trust Company

The Forward Purchase Agreement grants each Seller the right to purchase from the Counterparty additional shares (the “Additional Shares”) up to an amount equal to the difference between the number of Recycled Shares for such Seller and 2,200,000 shares (which is the maximum number of shares for each Seller). On August 14, 2023, Vellar delivered a Pricing Date Notice to the Purchaser for 1,268,085 Additional Shares, which were issued by the Purchaser effective as of that date. On August 4, 2023, ARRT delivered a Pricing Date Notice to ESGL for 550,000 Additional Shares, which were issued by the Purchaser effective as of that date. The sum of the Recycled Shares and the Additional Shares under the Forward Purchase Agreement is referred to as the “Number of Shares.”

The valuation date (the “Valuation Date”) for each Forward Purchase Agreement will be the earliest to occur of (a) the date that is 24 months after the Closing, (b) the date specified by the Seller in a written notice to be delivered to the Counterparty at Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (w) a VWAP Trigger Event (x) a Delisting Event, or (y) a Registration Failure and (c) the date specified by the Seller in a written notice to be delivered to Counterparty at the Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective).

In connection with the occurrence of the Valuation Date, each Seller will pay to the Counterparty an amount in cash based on the value of the Ordinary Shares over a Valuation Period (the “Settlement Amount”). The Valuation Period begins on the business day after the Valuation Date and ends on the date on which the number of shares traded over the Valuation Period equals ten times the Number of Shares. The Seller will pay the Settlement Amount on the Cash Settlement Payment Date, which is the 30th business day immediately following the last day of the Valuation Period.

The determination of the Settlement Amount depends upon the trigger for the Valuation Date. In the event the Valuation Date is determined by Seller delivering to Counterparty written notice at its sole discretion, the Settlement Amount will equal (1) the Number of Shares as of the Valuation Date multiplied by (2) the closing price of the Shares on the immediately preceding trading day. In all other cases, the Settlement Amount will equal (1) the Number of Shares as of the Valuation Date that are registered for resale under an effective Registration Statement or may be transferred without any restrictions (including the current public information requirement or the volume and manner of sale limitations under Rule 144 under the Securities Act) multiplied by the average of the daily VWAP Price over the Valuation Period less (2) the Settlement Amount Adjustment. The Settlement Amount Adjustment is equal to the product of (1) (a) the Maximum Number of Shares less (b) any Terminated Shares as of the Valuation Date, multiplied by (2) $2.00.

On one occasion, during the period beginning 30 days after the Closing Date and ending on the Valuation Date, Counterparty may request in writing that each Seller provide it with additional funding of up to $1,000,000 (for an aggregate of $2,000,000), subject to the terms of the Forward Purchase Agreement (the “Additional Funds”). If a Seller provides Additional Funds to Counterparty, that Seller may deliver to Counterparty a Number of Shares Adjustment Notice, the effect of which is to reduce the Number of Shares by the number of shares specified in that notice with aggregate proceeds equal to the Additional Funds the Seller provided.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

24. Forward Purchase Agreements (“FPA”) (continued)

On September 15, 2023, the Company requested Additional Funds from Vellar in the amount of $1,000,000 notwithstanding that the Company was not eligible to submit a request for Additional Funds on such date pursuant to the terms of the Forward Purchase Agreement. On September 20, 2023, Vellar provided Additional Funds in the amount of $1,000,000 to the Company upon a Funding Request by the Company as defined in the Forward Purchase Agreement, which amount comprises the aggregate net proceeds received by the Company from the Forward Purchase Agreement. The Company does not expect to receive any additional funds pursuant to the Forward Purchase Agreement.

Each Seller agreed to waive any redemption rights with respect to any Recycled Shares in connection with the Business Combination and agreed not to vote the shares it purchases pursuant to the Forward Purchase Agreement in favor of the Business Combination. Each Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Business Combination, including Rule 14e-5 under the Securities Exchange Act of 1934.

On November 16, 2023, ESGL received written notice from ARRT that the Valuation Date of the Forward Purchase Agreement with ARRT shall be deemed to be November 16, 2023, as a result of the occurrence of a Registration Failure due to a failure to have an effective registration statement as of 90 days following the date of ARRT’s registration request (which was August 16, 2023). In no event will any additional cash amounts be paid by the Sellers, including ARRT as a result of accelerating the maturity date as described above, or ESGL at the Valuation Date or otherwise. On or about December 4, 2023, ESGL and ARRT mutually agreed to terminate the Forward Purchase Agreement. ARRT will continue to hold all 1,050,000 shares following termination of the Forward Purchase Agreement and ARRT will pay no amounts to ESGL.

Subsequent to the year end, ESGL received written notice from Vellar that the Valuation Date of the Forward Purchase Agreement with Vellar shall be deemed March 14, 2024 for the same reason stated above. ESGL and Vellar mutually agreed to terminate the agreement on March 21, 2024. On March 22, 2024, ESGL and Vellar entered into a Valuation Period Agreement pursuant to which the parties agreed that the Valuation Period concluded at 4:00 p.m. on March 21, 2024 and the Number of Shares as of the Valuation Date was equal to 52,641, calculated as 2,200,000 Shares (the Recycled Shares and Additional Shares) less 2,147,359 Shares (the Number of Shares Adjustment). As 52,641 Shares multiplied by the VWAP of $0.45 less $4,400,000 (being the Settlement Amount Adjustment, calculated as the product of the Maximum Number of Shares and $2.00) is a negative number, neither Vellar nor ESGL is liable to the other party for any payment under the Forward Purchase Agreement. As a result of the conclusion of the Valuation Period, the obligations of Vellar and ESGL under the Forward Purchase Agreement have been terminated.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022